Other operating expenses	12 Months Ended
Mar. 31, 2020
Other operating expenses
Other operating expenses

12.  Other operating expenses

	March 31,
	2018	2019	2020
Commission	894,504	936,557	626,468
Communication	283,091	331,520	169,242
Legal and professional fees	308,625	336,183	471,761
Outsourcing fees	40,242	126,753	190,892
Payment gateway and other charges	743,018	985,488	748,714
Advances provision/written-off (refer to Note 21)	9,165	10,299	12,364
Trade and other receivables provision/ written-off (refer to Note 26)	125,193	304,663	93,000
Duties and taxes	95,413	(29,595)	36,486
Rent	178,650	193,348	55,007
Repairs and maintenance	91,154	91,282	78,797
Travelling and conveyance	138,242	119,108	69,930
Insurance	39,117	42,791	50,891
Remeasurement of contingent consideration (refer to Note 43)	294,344	485,282	(390,009)
Corporate social responsibility (CSR) expense	10,245	1,564	8,202
Miscellaneous expenses	34,527	40,562	37,516
Total	3,285,530	3,975,805	2,259,261